Fair Value Measurements - Summary of the Plan's Investments at Fair Value (Details) - EBP 011 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,540,055,955	$ 1,373,816,047
Investments measured at NAV	946,391,787	794,965,292
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	593,664,168	578,850,755
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	548,690,162	520,092,331
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	548,690,162	520,092,331
Mutual Funds [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Mutual Funds [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Company Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	44,974,006	58,758,424
Company Common Stock [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	44,974,006	58,758,424
Company Common Stock [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Company Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Total Assets in the Fair Value Hierarchy [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	593,664,168	578,850,755
Total Assets in the Fair Value Hierarchy [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	593,664,168	578,850,755
Total Assets in the Fair Value Hierarchy [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Total Assets in the Fair Value Hierarchy [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0